Variable Interest Entities (Details Textual)	1 Months Ended	12 Months Ended
	Feb. 20, 2012	Dec. 31, 2013
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Description Of Profit Sharing Percentage	75.00%	25.00%